Cover	Mar. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-25553
Entity Registrant Name	INVECH HOLDINGS, INC.
Entity Central Index Key	0001009919
Entity Tax Identification Number	41-4348617
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1603 Capitol Ave
Entity Address, Address Line Two	Suite 413 PMB 1777
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	302
Local Phone Number	553-5205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false